Cover	Jun. 26, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002101839
Document Period End Date	Jun. 26, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2585
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The trust’s strategy has been specifically designed to produce outcomes based upon the Reference Asset’s performance over the duration of the outcome period. The outcomes may only be realized if you hold units on the first day of the offering period and continue to hold them on the last day of the trust’s existence (the “Mandatory Termination Date”), which will be June 16, 2028. Excluding any estimated trust fees and expenses (including sales fees), the range of intended possible returns is capped at a maximum return of 26.63% of the Reference Asset’s Initial RA Value (defined below), and the potential losses are buffered so that the first 20% of losses are not realized. As a result, excluding fees and expenses, the trust is designed so that losses are limited to a maximum loss of 80% of the Initial RA Value. The maximum return and loss of the Reference Asset are based on the performance at the Option Expiration Date and are not an annualized rate of return. The annualized maximum return is 11.78% and 10.49% for a Fee Account and Standard Account (as defined under “Understanding Your Investment–How to Buy Units–Advisory and Fee Accounts”), respectively, after estimated trust fees and expenses. There is no assurance the trust will achieve its objective and investment in units of the trust has the potential for the loss of some or all of your original investment. Unitholders who redeem units prior to the trust’s Mandatory Termination Date may realize a loss on their investment even when the price of the Reference Asset is higher than the Initial RA Value.